Operations and current developments - Expansion plan of Tres Lagoas Unit (Details) - 12 months ended Dec. 31, 2017 - Horizonte 2 Project T in Thousands, BRL in Billions, $ in Billions	USD ($) T	BRL
Operations and current developments
Estimated investment	$ 2.3	BRL 7.3
Bleached eucalyptus pulp
Operations and current developments
Production line capacity (in tons)	1,950